Bank Credit and Loans (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Loans and Convertible Note
A.	Loans and convertible note from shareholders:

	June 30, 2017	December 31, 2016
	Unaudited

Convertible note from shareholders	$3,175	$3,175
Less: debt discount	(84)	(103)

	$3,091	$3,072